Net earnings per share (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

	Year Ended March 31,
	2018	2019	2020

Income / (loss) available to common stockholders ($ in thousands)	$4	($463)	$398

Basic weighted average common shares outstanding	4,910,357	4,703,224	4,646,966

Basic net earnings / (loss) per share	$0.00	($0.10)	$0.09

Basic weighted average common shares outstanding	4,910,357	4,703,224	4,646,966
Effect of dilutive securities – Options	380,547	—	169,770

Diluted weighted average common and potential common shares outstanding	5,290,904	4,703,224	4,816,736

Diluted net earnings / (loss) per share	$0.00	($0.10)	$0.08